Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Anti-dilutive Securities Excluded from Calculation of Diluted Net Loss Per Share

The following table sets forth the outstanding potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to do so would be anti-dilutive:

	Successor		Predecessor
	For the Three		For the Three
	Months Ended		Months Ended
	March 31,		March 31,
	2023		2022
Predecessor warrants [1]	-		2,154,352
Successor warrants [1] [5]	8,628,695		-
Predecessor options	-		9,947,968
Successor options	2,106,235		-
Successor Series A Convertible Preferred Stock	863,500	(3)	-
Successor Series B Convertible Preferred Stock	506,264	(4)	-
Predecessor convertible notes payable [2]	-		3,726,571
Total potentially dilutive shares	12,104,694		15,828,891

[1]	As part of the InflamaCORE, LLC license agreement, warrants to purchase 600,000 Predecessor or 119,125 Successor shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are not included in the amount currently reported. See Note 7 - Commitments and Contingencies - License Agreements for details.

[2]	The Company’s convertible notes payable have embedded conversion options that result in the automatic issuance of common stock upon the consummation of certain qualifying transactions. The conversion price is a function of the implied common stock price associated with the qualifying transaction. For the purpose of disclosing the potentially dilutive securities in the table above, we used the number of shares of common stock issuable if a qualifying transaction occurred with an implied common stock price equal to the fair value of the common stock of $3.00 per share as of March 31, 2022.

[3]	Does not include an additional 3,454,000 shares if the Successor Series A Convertible Preferred Stock conversion price resets to its floor price of $2.00 per share.

[4]	Does not include an additional 216,970 shares if the Successor Series B Convertible Preferred Stock conversion price resets to its floor price of $7.00 per share.

[5]	Does not include an additional 4,101,625 shares if the Successor Series A warrant exercise price resets to its floor price of $2.00 per share.

The following table sets forth the outstanding potentially dilutive securities that have been excluded from the calculation of diluted net loss per share because to do so would be anti-dilutive:

	Successor		Predecessor
	December 31, 2022		December 12, 2022	December 31, 2021
Predecessor warrants [1]	-		8,560,561	2,154,351
Successor warrants [1] [5]	8,628,695		-	-
Predecessor options	-		10,039,348	8,755,179
Successor options	1,993,235		-	-
Predecessor Series A Convertible Preferred Stock	-		6,406,210	-
Successor Series A Convertible Preferred Stock	863,500	(3)	-	-
Successor Series B Convertible Preferred Stock	506,264	(4)	-	-
Predecessor convertible notes payable [2]	-		-	3,400,187
Total potentially dilutive shares	11,991,694		25,006,119	14,309,717

[1]	As part of the InflamaCORE, LLC license agreement, warrants to purchase 600,000 Predecessor or 119,125 Successor shares of common stock are to be issued upon the satisfaction of certain milestones and, accordingly, are not included in the amount currently reported.

[2]	The Company’s convertible notes payable have embedded conversion options that result in the automatic issuance of common stock upon the consummation of certain qualifying transactions. The conversion price is a function of the implied common stock price associated with the qualifying transaction. For the purpose of disclosing the potentially dilutive securities in the table above, we used the number of shares of common stock issuable if a qualifying transaction occurred with an implied common stock price equal to the fair value of the common stock of $3.25 per share as of December 31, 2021.

[3]	Does not include an additional 3,454,000 shares if the Successor Series A Convertible Preferred Stock conversion price resets to its floor price.

[4]	Does not include an additional 216,970 shares if the Successor Series B Convertible Preferred Stock conversion price resets to its floor price.

[5]	Does not include an additional 3,454,000 shares if the Successor Series A warrant exercise price resets to its floor price.